Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Operations [Abstract]
Revenue	$ 745,800	$ 790,055	$ 647,975
Cost of sales	410,160	399,176	326,457
Gross margin	335,640	390,879	321,518
Expenses
Selling, marketing and administration	178,318	180,092	138,810
Research and development	51,815	53,740	33,581
Depreciation and amortization of property and equipment	21,259	22,796	15,930
Amortization of intangible assets	9,573	8,986	21
Restructuring costs (note 4)	13,375
Interest expense	14,576	26,321	30,222
Interest expense on related party debt		5,297	34,626
Foreign exchange loss (gain)	8,544	(10,534)	(91,814)
Total expenses	297,460	286,698	161,376
Other income, net	516	486	204
Income before income taxes	38,696	104,667	160,346
Income tax expense (recovery) (note 13)
Current	15,364	35,652	12,504
Deferred	(8,448)	(340)	5,810
Income tax expense (recovery)	6,916	35,312	18,314
Net income	$ 31,780	$ 69,355	$ 142,032
Earnings per share (note 15)
Basic	$ 0.26	$ 0.53	$ 0.81
Diluted	$ 0.26	$ 0.53	$ 0.81